Deferred Finance Costs (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Gross amount	$ 20,995,022	$ 15,952,760
Accumulated amortization	(6,343,757)	(2,810,430)
Net	14,651,265	13,142,330
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Gross amount	20,995,022	15,952,760
Accumulated amortization	(6,343,757)	(2,810,430)
Net	$ 14,651,265	$ 13,142,330